Xtrackers MSCI Europe Hedged Equity ETF Annual Fund Operating Expenses - Xtrackers MSCI Europe Hedged Equity ETF - Xtrackers MSCI Europe Hedged Equity ETF	Sep. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.46%

[1]	Other Expenses include tax reclaim filing fees of 0.01%.